Accounts Receivable - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Trade and other receivables [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	€ 4	€ 3
Derecognized receivables	€ 12		€ 14